Leases -Summary of Supplemental cash flow information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
Cash payments for operating leases	¥ 5,187	$ 795	¥ 2,631
ROU assets obtained in exchange for operating lease liabilities	¥ 2,841	$ 435	¥ 3,896